Statement of changes in equity (Statement) - EUR (€)	Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Dividends paid [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]	total equity [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2019		€ 3,267,000,000	€ 23,992,000,000	€ 0	€ 56,000,000	€ 26,402,000,000	€ 0	€ (125,000,000)	€ (62,000,000)	€ 3,512,000,000	€ (1,084,000,000)	€ (7,235,000,000)	€ (3,526,000,000)	€ 9,728,000,000	€ 54,925,000,000
Equity at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2019		0	0	0	0	2,985,000,000	0	6,000,000	0	0	0	(2,992,000,000)	(2,045,000,000)	2,045,000,000	0
Equity at beginning of period at Dec. 31, 2019		3,267,000,000	23,992,000,000	0	56,000,000	29,388,000,000	0	(119,000,000)	(62,000,000)	3,512,000,000	(1,084,000,000)	(10,226,000,000)	(5,572,000,000)	11,773,000,000	54,925,000,000
Total income or expense recognized changes in equity		0	0	0	0	0	0	0	0	(1,157,000,000)	0	(2,596,000,000)	(577,000,000)	333,000,000	(3,996,000,000)
Changes in equity [abstract]
Total changes in equity		0	0	0	(19,000,000)	1,201,000,000	0	(41,000,000)	34,000,000	(3,512,000,000)	1,084,000,000	0	0	(122,000,000)	(1,374,000,000)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		0	0	0	0	(1,065,000,000)	0	0	0	0	0	0	0	(122,000,000)	1,187,000,000
Purchase of treasury shares		0	0	0	0	0	0	0	(494,000,000)	0	0	0	0	0	494,000,000
Sale or issue of treasury shares		0	0	0	0	(2,000,000)	0	0	528,000,000	0	0	0	0	0	526,000,000
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	2,467,000,000	0	(39,000,000)	0	(3,512,000,000)	1,084,000,000	0	0	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		0	0	0	(21,000,000)	0	0	0	0	0	0	0	0	0	(21,000,000)
Increase (decrease) through other changes, equity		0	0	0	2,000,000	(198,000,000)	0	(2,000,000)	0	0	0	0	0	0	(198,000,000)
Equity at end of period at Jun. 30, 2020		3,267,000,000	23,992,000,000	0	37,000,000	30,589,000,000	0	(160,000,000)	(28,000,000)	(1,157,000,000)	0	(12,822,000,000)	(6,148,000,000)	11,984,000,000	49,555,000,000
Equity at beginning of period at Dec. 31, 2020	€ 50,020,000,000	3,267,000,000	23,992,000,000	0	42,000,000	30,508,000,000	0	(164,000,000)	(46,000,000)	1,305,000,000	0	(14,356,000,000)	(6,949,000,000)	12,421,000,000	50,020,000,000
Total income or expense recognized changes in equity		0	0	0	0	0	0	0	0	1,911,000,000	0	(1,374,000,000)	(444,000,000)	476,000,000	569,000,000
Changes in equity [abstract]
Total changes in equity		0	(393,000,000)	0	1,000,000	813,000,000	0	(75,000,000)	8,000,000	(1,305,000,000)	0	382,000,000	0	(75,000,000)	(645,000,000)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		0	393,000,000	0	0	0	0	0	0	0	0	0	0	84,000,000	(477,000,000)
Purchase of treasury shares		0	0	0	0	0	0	0	270,000,000	0	0	0	0	0	(270,000,000)
Sale or issue of treasury shares		0	0	0	0	15,000,000	0	0	278,000,000	0	0	0	0	0	293,000,000
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	996,000,000	0	(73,000,000)	0	(1,305,000,000)	0	382,000,000	0	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		0	0	0	(11,000,000)	0	0	0	0	0	0	0	0	0	(11,000,000)
Increase (decrease) through other changes, equity		0	0	0	12,000,000	(199,000,000)	0	(1,000,000)	0	0	0	0	0	8,000,000	(180,000,000)
Equity at end of period at Jun. 30, 2021	€ 49,944,000,000	€ 3,267,000,000	€ 23,599,000,000	€ 0	€ 43,000,000	€ 31,320,000,000	€ 0	€ (239,000,000)	€ (38,000,000)	€ 1,911,000,000	€ 0	€ (15,348,000,000)	€ (7,393,000,000)	€ 12,821,000,000	€ 49,944,000,000